Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Long-Term Debt
2024 (excluding the six months ended June 30, 2024)			$ 45,625
2025			267,063
2026			293,677
2027			83,482
2028			108,585
2029 and thereafter			102,602
Total	$ 901,034	$ 963,005	901,034
Sale & Leaseback
Long-Term Debt
2024 (excluding the six months ended June 30, 2024)			7,038
2025			14,399
2026			15,060
2027			15,751
2028			16,520
2029 and thereafter			102,602
Total			171,370
Periodic repayment
Long-Term Debt
2024 (excluding the six months ended June 30, 2024)			38,587
2025			76,081
2026			59,096
2027			30,231
2028			13,240
Total			217,235
Balloon Repayment
Long-Term Debt
2025			176,583
2026			219,521
2027			37,500
2028			78,825
Total			$ 512,429